Equity (Tables)	12 Months Ended
Dec. 31, 2020
Equity
Schedule of equity attributable to equity holders of Eni

(€ million)	December 31, 2020	December 31, 2019
Share capital	4,005	4,005
Retained earnings	34,043	35,894
Cumulative currency translation differences	3,895	7,209
Other reserves and equity instruments:
- Perpetual subordinated bonds	3,000
- Legal reserve	959	959
- Reserve for treasury shares	581	981
- Reserve for OCI on cash flow hedging derivatives net of the tax effect	(5)	(465)
- Reserve for OCI on defined benefit plans net of tax effect	(165)	(173)
- Reserve for OCI on equity-accounted investments	92	60
- Reserve for OCI on other investments valued at fair value	36	12
- Other reserves	190	190
Treasury shares	(581)	(981)
Net profit (loss) for the year	(8,635)	148
	37,415	47,839

Schedule of other comprehensive income reserves

	Reserve for OCI on cash flow hedge			Reserve for OCI on
	derivatives			defined benefit plans*			Reserve for	Reserve for
		Deferred			Deferred		OCI equity-	OCI on
	Gross	tax	Net	Gross	tax	Net	accounted	Investments
(€ million)	reserve	liabilities	reserve	reserve	liabilities	reserve	investments	fair value
Reserve as of December 31, 2019	(656)	191	(465)	(190)	17	(173)	60	12
Changes of the year	(280)	81	(199)	(16)	25	9	32	24
Foreign currency translation differences				(6)	5	(1)
Reversal to inventories adjustments	(12)	3	(9)
Reclassification adjustments	941	(273)	668
Reserve as of December 31, 2020	(7)	2	(5)	(212)	47	(165)	92	36

Reserve as of December 31, 2018	(13)	4	(9)	(143)	13	(130)	66	15
Changes of the year	(1,418)	411	(1,007)	(49)	5	(44)	(6)	(3)
Foreign currency translation differences				(3)		(3)
Change in scope of consolidation				5	(1)	4
Reversal to inventories adjustments	36	(10)	26
Reclassification adjustments	739	(214)	525
Reserve as of December 31, 2019	(656)	191	(465)	(190)	17	(173)	60	12

* OCI for defined benefit plans at December 31, 2020 includes €7 million relating to equity-accounted investments (€7 million at December 31, 2019)

Schedule of reconciliation of net profit and equity attributable to Eni of the parent company Eni SpA to consolidated net profit and equity attributable to Eni

Reconciliation of net profit and equity attributable to Eni of the parent company Eni SpA to consolidated net profit and equity attributable to Eni

			Shareholders’ equity
	Net profit		December 31,	December 31,
(€ million)	2020	2019	2020	2019
As recorded in Eni SpA’s Financial Statements	1,607	2,978	44,707	41,636
Excess of net equity stated in the separate accounts of consolidated subsidiaries over the corresponding carrying amounts of the parent company	(10,660)	(2,800)	(8,839)	5,211
Consolidation adjustments:
- difference between purchase cost and underlying carrying amounts of net equity	(6)	(6)	193	202
- adjustments to comply with Group accounting policies	264	(348)	2,086	1,424
- elimination of unrealized intercompany profits	88	(74)	(478)	(593)
- deferred taxation	79	405	(176)	20
	(8,628)	155	37,493	47,900
Non-controlling interest	(7)	(7)	(78)	(61)
As recorded in Consolidated Financial Statements	(8,635)	148	37,415	47,839